Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Mar. 31, 2011
Marketable securities (Abstract)
Marketable Securities	$ 2,679		$ 2,679		$ 2,534	$ 2,500
Marketable securities gain/(loss)	$ 61	$ 44	$ 145	$ 44